Segment Information - Schedule of revenue by type of service provided by the Group (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 9,601,873,937	$ 1,471,551,561	¥ 7,283,230,253	¥ 3,654,383,126
Live Streaming [Member]
Segment Reporting Information [Line Items]
Revenues	8,852,225,839		6,617,291,032	3,147,196,247
Advertisement [Member]
Segment Reporting Information [Line Items]
Revenues	645,227,128		513,265,806	342,169,195
Other [Member]
Segment Reporting Information [Line Items]
Revenues	¥ 104,420,970		¥ 152,673,415	¥ 165,017,684